UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended: September 30, 1999

Name: Welch Capital Partners, LLC
Address: 101 East 52nd Street
	 31st Floor
	 New York, NY 10022

13F File Number: 28-6428

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person signing this report on behalf of reporting manager:

Name:	Christopher Welch
Title:	Manager
Phone:	212-754-6077
Signature, Place, and Date of Signing:

Chris Welch	New York, NY	December 7, 1999

Report Type:
[X]	13F Holdings Report

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	74

Form 13F Information Table Value Total:	$158,761

                               Form 13F Information Table
Name of Issuer        Title of  Value  Shares INVSTMTOther  Voting
                                (x1000)       DSCRETNManagerAuthority
                                               Sole          Sole
Abbott Labs           Common       1602  43666   x            x
Aluminum Co. Of AmericCommon        248   4000   x            x
AMDOCS Limited        Common       3863 183950   x            x
American Home         Common        367   8848   x            x
American Intl Group   Common       2310  26575   x            x
AT & T                Common        785  18045   x            x
Bank of Boston        Common       1884  43427   x            x
BP Amoco              Common        205   1852   x            x
CBS Corporation       Common        256   5525   x            x
Cendant               Common       3116 175560   x            x
Chevron               Common       1007  11350   x            x
Chubb Insurance       Common        236   4750   x            x
Cisco Systems         Common       1656  24158   x            x
Citigroup             Common       8417 191286   x            x
Coca Cola             Common        386   8000   x            x
Computer Assoc Int'l  Common       2258  36935   x            x
Computer Sciences     Common       5884  83690   x            x
Comverse Technology   Common       2098  22240   x            x
Cornell Corrections   Common       2570 156940   x            x
CSG Systems           Common         60   2200   x            x
DuPont                Common       1422  23500   x            x
Eastman Kodak         Common        113   1500   x            x
Electronic Arts       Common       1886  26060   x            x
Enzon Inc.            Common       1177  38590   x            x
Exxon                 Common       1163  15300   x            x
Federal National MortgCommon       6420 102415   x            x
Ford Motor Co.        Common         72   1440   x            x
Forest Labs           Common       2942  69850   x            x
Franklin Resources    Common        306  10000   x            x
General Electric      Common       6492  54760   x            x
Gillette              Common        272   8000   x            x
GTE Corp.             Common        192   2500   x            x
Hewlett Packard       Common       6522  71870   x            x
Home Depot            Common       2974  43335   x            x
IBM                   Common       1210  10000   x            x
Imperial Credit       Common        490 112050   x            x
Intel                 Common       9716 130750   x            x
International RectifieCommon       1111  72830   x            x
Johnson & Johnson     Common        294   3200   x            x
Keane Inc.            Common       2248  98560   x            x
Kimberly Clark        Common       2709  51360   x            x
KLA Instruments       Common        407   6260   x            x
Kmart                 Common       1961 167800   x            x
Kroger                Common       4777 216520   x            x
LSI Logic             Common       2185  42010   x            x
Lucent Technologies   Common         78   1200   x            x
Medtronic             Common        462  13000   x            x
Merck                 Common       5758  88846   x            x
Micron Technology     Common       3677  55290   x            x
Microsoft, Inc.       Common       2263  24988   x            x
Miller Industries     Common       1045 371410   x            x
Mobil Corp            Common        227   2250   x            x
Monsanto              Common       3528  98865   x            x
Mylan                 Common       2925 159180   x            x
Parexel               Common       1062 116390   x            x
Pfizer                Common        583  16260   x            x
Proctor & Gamble      Common       3488  37200   x            x
QLT Phototherapeutics Common        986  12900   x            x
S&P 400 Mid-Cap Index Common        905  12600   x            x
Sara Lee              Common         18    752   x            x
Schering-Plough       Common        857  19650   x            x
Security Dynamics TechCommon        257   9672   x            x
Staples               Common        162   7405   x            x
Sysco                 Common        561  16000   x            x
Teco Energy           Common        315  14911   x            x
Texaco                Common       3391  53720   x            x
Titan Pharmaceuticals Common       1653 176350   x            x
Tumbleweed            Common       3197 119500   x            x
United Technologies   Common        718  12104   x            x
Wal Mart              Common        156   3282   x            x
Warner Lambert        Common       8566 129050   x            x
WorldCom              Common       9115 126822   x            x
Wrigley Wm Jr Co      Common        461   6700   x            x
Xerox                 Common       4078  97240   x            x